Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Operating expense	$ 338,843,196	$ 379,783,150	$ 287,150,380
Forest production expenses	11,420,674	5,378,125
Administrative and selling expense	76,842,415	69,147,996	50,637,116
Compensation To Employees [Member]
IfrsStatementLineItems [Line Items]
Operating expense	85,889,408	90,807,779	57,467,009
Forest production expenses	12,768	364,118
Administrative and selling expense	33,086,516	30,134,749	21,628,327
Other Long Term Employee Benefit [Member]
IfrsStatementLineItems [Line Items]
Operating expense	9,373,422	6,302,399	2,336,262
Forest production expenses
Administrative and selling expense	930,404	724,325	414,182
Depreciation Of Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Operating expense	108,888,336	138,508,684	105,046,156
Forest production expenses		37,887
Administrative and selling expense	2,205,422	980,058
Amortization Of Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Operating expense	2,691,283	13,382,366	26,859,312
Forest production expenses
Administrative and selling expense
Purchase Of Energy And Powers [Member]
IfrsStatementLineItems [Line Items]
Operating expense	3,672,856	3,192,861	2,065,863
Forest production expenses
Administrative and selling expense		98
Fees And Compensation For Service [Member]
IfrsStatementLineItems [Line Items]
Operating expense	21,860,551	20,194,260	20,657,844
Forest production expenses	789,629	712,351
Administrative and selling expense	26,220,463	21,732,825	15,740,482
Maintenance Expense [Member]
IfrsStatementLineItems [Line Items]
Operating expense	49,230,935	47,050,066	37,490,689
Forest production expenses
Administrative and selling expense	241,607	314,337	173,453
Consumption Of Materials And Spare Part [Member]
IfrsStatementLineItems [Line Items]
Operating expense	25,853,911	28,686,406	16,557,801
Forest production expenses	553,669
Administrative and selling expense
Insurances [Member]
IfrsStatementLineItems [Line Items]
Operating expense	21,208,292	20,104,744	12,251,190
Forest production expenses		5,296
Administrative and selling expense	99,828	114,241	568,404
Levies And Royaltie [Member]
IfrsStatementLineItems [Line Items]
Operating expense	6,932,243	8,789,811	5,016,547
Forest production expenses
Administrative and selling expense
Taxes And Assessment [Member]
IfrsStatementLineItems [Line Items]
Operating expense	1,458,056	941,908	861,024
Forest production expenses		3,312
Administrative and selling expense	4,261,310	3,732,760	3,535,416
Tax On Bank Account Transaction [Member]
IfrsStatementLineItems [Line Items]
Operating expense	104,705	99,394	126,133
Forest production expenses
Administrative and selling expense	6,434,534	10,113,374	7,427,824
Forest Production Services [Member]
IfrsStatementLineItems [Line Items]
Operating expense
Forest production expenses	10,064,608	4,179,026
Administrative and selling expense	1,508,992	5,056
Other [Member]
IfrsStatementLineItems [Line Items]
Operating expense	1,679,198	1,722,472	414,550
Forest production expenses		76,135
Administrative and selling expense	$ 1,853,339	$ 1,296,173	$ 1,149,028